Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2026
Commitments and Contingencies
Schedule of the Partnership's future minimum contracted lease payments

Period/Year ending December 31,	Amount
2026 (period)	73,750
2027	144,252
2028	95,467
2029	73,037
2030	73,037
2031 and thereafter	211,307
Total	$670,850